Earnings/(loss) per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings/(loss) per share

29.	Earnings/(loss) per share
Basic (loss)/earnings per share
Basic (loss)/earnings per share for the years ended December 31, 2025, 2024 and 2023 was determined by dividing the Net profit/(loss) attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period.
The following tables provide the amounts used in the calculation of basic earnings/(loss) per share:

		Years ended December 31,
		2025	2024	2023
Net profit/(loss) attributable to owners of the parent	€ million	(22,368)	5,473	18,596
Weighted average number of shares outstanding	(thousand)	2,886,684	2,949,652	3,107,725
Basic (loss)/earnings per share	(€)	(7.75)	1.86	5.98
Diluted (loss)/earnings per share
In order to calculate the diluted (loss)/earnings per share, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of potential common shares that would be issued for the restricted and performance share units outstanding and unvested at December 31, 2025, 2024 and 2023
(Note 19, Share-based compensation), as determined using the treasury stock method.
For the year ended December 31, 2025, as a result of the loss attributable to owners of the parent, the theoretical effect that would arise if the share-based payment plans were exercised was not taken into consideration in the calculation of diluted earnings/(loss) per share as this would have had an anti-dilutive effect.
There were no instruments excluded from the calculation of diluted (loss)/earnings per share because of an anti-
dilutive impact for the years ended December 31, 2024 and 2023.
The following tables provide the amounts used in the calculation of diluted (loss)/earnings per share:

		Years ended December 31,
		2025	2024	2023
Net profit/(loss) attributable to owners of the parent	€ million	(22,368)	5,473	18,596
Weighted average number of shares outstanding	(thousand)	2,886,684	2,949,652	3,107,725
Number of shares deployable for share-based compensation	(thousand)	—	26,168	24,733
Weighted average number of shares outstanding for diluted earnings per share	(thousand)	2,886,684	2,975,820	3,132,458
Diluted (loss)/earnings per share	(€)	(7.75)	1.84	5.94